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91-1608

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
APR 18 2007
DIVISION OF MARKET REGULATION

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company
3. Class of New Derivative Securities Product:
Investment Company Units
4. Name of Underlying Instrument:
S&P/Citigroup BMI Latin America Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
GML
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Bolsa de Volores de Colombia, Bolsa de Valores de Lima, Bolsa Mexicana de Valores, Bovespa (State of São Paulo Stock Exchange), Bolsa de Comercio de Santiago (CHILE), New York Stock Exchange, Bolsa de Comercio de Buenos Aires
8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

07052794

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

Title:
Corporate Secretary

Telephone Number:
(212) 656-2062

PROCESSED
MAY 08 2007
THOMSON FINANCIAL

Manual Signature of Official Responsible for Form:

Mary Yeager

Date:
April 17, 2007

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 18 2007

END